Fair Values of Credit Substitutes (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Pass							$ 931.1	55,867.2	46,622.6
Impaired-gross balance							165.8	9,944.5	500.0
Less: amounts provided for other than temporary impairments							11.1	664.6	500.0
Impaired credit substitutes, net							154.7	9,279.9	0
Total	$ 15,147.1	908,824.3	1,018,071.5	$ 14,861.3	891,679.9	993,231.5	$ 1,085.8	65,147.1	46,622.6